CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Intangible assets	€ 81,629	€ 83,160
Property, plant and equipment	112	144	€ 190
Loan receivable			718
Long term prepaid expenses	93	146
Total non-current assets	81,834	83,450	908
Current assets
Prepayments and other receivables	5,769	9,611	5,782
Cash	383,495	438,522	53,092
Total current assets	389,264	448,133	58,874
Total assets	471,098	531,583	59,782
Equity
Share capital	608,754	599,191	83,876
Other reserves	16,852	4,691	591
Translation differences	(8,879)
Accumulated loss	(194,463)	(119,361)	(34,676)
Total equity	422,264	484,521	49,791
Non-current liabilities
Deferred revenue	2,923	4,492
Lease liability	23	56	111
Derivative earnout liability	7,553	7,053
Total non-current liabilities	10,499	11,601	111
Current liabilities
Trade and other payables	20,854	18,503	9,827
Deferred revenue	9,690	13,008
Lease liability	64	62	53
Derivative warrant liabilities	7,727	3,888
Total current liabilities	38,335	35,461	9,880
Total equity and liabilities	€ 471,098	€ 531,583	€ 59,782